CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Nature (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	€ 232,414	€ 185,000
Dealers
Disclosure of financial assets [line items]
Trade receivables	85,696	58,446
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	42,981	29,666
Brand activities
Disclosure of financial assets [line items]
Trade receivables	24,213	23,902
Stellantis Group companies
Disclosure of financial assets [line items]
Trade receivables	19,184	23,737
Other
Disclosure of financial assets [line items]
Trade receivables	€ 60,340	€ 49,249